Note 3 - Going Concern	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Going Concern [Text Block]
3.	Going Concern:

At
December 31, 2017,
the Company had positive working capital of $
3,474
and cash and cash equivalents of
$24,081.
As of
December 31, 2017,
the Company has remaining contractual commitments for the acquisition of its fleet totaling
$79,964.
On
January 31, 2018
the Company entered into a series of newbuilding vessel acquisitions (Note
21
) that resulted in the Company adding another
$151,485
of contractual commitments, resulting in an amount of total commitments of
$231,449.
Of this amount,
$88,381
are payable in
2018,
$65,773
in the
first
quarter of
2019
and
$77,295
in the
second
quarter of
2019.
Of the amount payable in
2018,
an amount of
$17,091
has been settled as of the date of issuance of these financial statements.

As of
December 31, 2017,
the Company had available committed undrawn balances of
$51,801.
The Company expects to finance its unfinanced capital commitments with cash on hand, operational cash flow, debt or equity issuances, or a combination thereof and other sources such as funds from the Company’s controlling shareholder and CEO, Mr Pistiolis, if required. If the Company is unable to arrange debt or equity financing for its newbuilding vessels, it is probable that the Company may
also consider selling the respective newbuilding contracts. Therefore, there is no
substantial doubt about the Company's ability to continue as a going concern, for a reasonable period of time. The accompanying consolidated financial statements do not
include any adjustments relating to the recoverability and classification of recorded assets and liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern.